Related Party Disclosures (Details) - Schedule of Key Management Personnel of the Group - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of key management personnel of the Group [Abstract]
Short term employee benefits	¥ 3,652	¥ 4,239	¥ 7,833
Equity-settled share-based payment expenses	1,919	9,002	30,650
Post employment benefits	594	552	518
Total compensation paid to key management personnel	¥ 6,165	¥ 13,793	¥ 39,001